Summary of Significant Accounting Policies (Details Narrative) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Cash and cash equivalents	$ 4,341	$ 95,068	$ 62,560	$ 124,535	$ 5,403